Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Share Grant Activity

Restricted share grant activity for the year ended December 31, 2015 and 2016 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2015	172,263	$10.85	0.88 years	$3,627,859
Granted	16,854	17.80
Vested	(67,646)	11.81

Balance as of December 31, 2015	121,471	$11.28	0.29 years	$1,658,079
Granted	72,620	15.80
Vested	(118,971)	11.10

Balance as of December 31, 2016	75,120	15.93	1.59 years	$698,616

Weighted-Average Assumptions Used to Calculate Fair Value of Options Granted

Assumptions used to determine the fair value of options granted during the years ended December 31, 2014 and December 31, 2015 were as follows:

Grant Date	April 14, 2014	October 14, 2014	March 17, 2015
Expected volatility	25.0%	35.0%	39.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%	1.52% - 1.84%

Summary of Stock Option Activity

The movements in the existing share options during the years ended December 31, 2015 and 2016 were as follows:

Options	Number of non- vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2015	223,055	24.16	8.35	—
Granted March 17, 2015	158,885	$17.80	9.22	—
Forfeited during the year	(3,500)	20.87	—	—
Vested	—	—	—	—

Balance as of December 31, 2015	378,440	$21.52	8.71	—
Forfeited during the period	(4,700)	20.09	—	—
Vested	—	—	—	—

Balance as of December 31, 2016	373,740	21.54	7.70	$—